Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000138174 [Member] | Short Rated Only [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[1]
C000138174 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%	[1]
C000138174 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%	[1]
C000138174 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	37.10%	[1]
C000138174 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	29.40%	[1]
C000138174 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%	[1]
C000138174 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[1]
C000138174 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[1]
C000138174 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.30%
C000138174 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000138174 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000138174 [Member] | Insured [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000138174 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000138174 [Member] | Gas [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000138174 [Member] | Government Obligation Bond Unlimited Tax [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000138174 [Member] | Dedicated Tax [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000138174 [Member] | Certificates of Participation [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000138174 [Member] | Industrial Development Bond [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000165608 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000165608 [Member] | Dreyfus Government Cash Management Fund Institutional Shares [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000165608 [Member] | HSBC Holdings PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000165608 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000165608 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000165608 [Member] | UBS Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000165608 [Member] | Allianz SE [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000165608 [Member] | Recruit Holdings Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000165608 [Member] | Unilever PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000165608 [Member] | Advantest Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000165608 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000165608 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000165608 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.10%
C000165608 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000165608 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%
C000165608 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000165608 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000165608 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000165608 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000165608 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000190801 [Member] | Toronto Dominion Bank The [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000190801 [Member] | Lloyds Banking Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000190801 [Member] | ING Groep N V [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000190801 [Member] | Energy Transfer L P Series G [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000190801 [Member] | BNP Paribas S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000190801 [Member] | Global Atlantic Fin Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000190801 [Member] | Bank of America Corp Series TT [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000190801 [Member] | Bank of Montreal [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000190801 [Member] | Charles Schwab The Corp Series I [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000190801 [Member] | Intesa Sanpaolo S p A [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000190801 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
C000190801 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000190801 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	76.60%
C000190801 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000190801 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000190801 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000190801 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000107588 [Member] | Lloyds Banking Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000107588 [Member] | Energy Transfer L P Series G [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000107588 [Member] | Global Atlantic Fin Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000107588 [Member] | Intesa Sanpaolo S p A [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000107588 [Member] | Wells Fargo And Co Series L [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000107588 [Member] | Barclays PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000107588 [Member] | JPMorgan Chase And Co Series NN [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000107588 [Member] | Bank of America Corp Series L [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000107588 [Member] | Credit Agricole S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000107588 [Member] | Deutsche Bank AG Series 2020 [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000107588 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000107588 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000107588 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	74.50%
C000107588 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000107588 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000107588 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000107588 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000107588 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000107588 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000146034 [Member] | Indonesia Treasury Bond 7 00 09 15 30 [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000146034 [Member] | Indonesia Treasury Bond 9 00 03 15 29 [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000146034 [Member] | Republic of South Africa Government Bond 8 25 03 31 32 [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000146034 [Member] | Colombian TES Series B 7 25 10 18 34 [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000146034 [Member] | Indonesia Treasury Bond 8 38 09 15 26 [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000146034 [Member] | Republic of South Africa Government Bond Series R186 10 50 12 21 26 [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000146034 [Member] | Thailand Government Bond 3 39 06 17 37 [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000146034 [Member] | Romania Government Bond 6 70 02 25 32 [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000146034 [Member] | Malaysia Government Bond 3 89 08 15 29 [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000146034 [Member] | Brazil Notas do Tesouro Nacional Series F 10 00 01 01 29 [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000146034 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%	[2]
C000146034 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[2]
C000146034 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	25.60%	[2]
C000146034 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	46.00%	[2]
C000146034 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	21.50%	[2]
C000165610 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000165610 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000165610 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000165610 [Member] | Allianz SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000165610 [Member] | Unilever PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000165610 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000165610 [Member] | Nestle S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000165610 [Member] | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000165610 [Member] | Nokia Oyj [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000165610 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000165610 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000165610 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000165610 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000165610 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%
C000165610 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000165610 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%
C000165610 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000165610 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
C000165610 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%
C000165610 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000142474 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000142474 [Member] | Long Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	37.80%
C000142474 [Member] | Long Financials [Member]
Holdings [Line Items]
Percent of Total Investments	27.60%
C000142474 [Member] | Long Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000142474 [Member] | Long Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
C000142474 [Member] | Long Energy [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000142474 [Member] | Long Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000142474 [Member] | Long Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000142474 [Member] | All Other Long [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%
C000142474 [Member] | All Short [Member]
Holdings [Line Items]
Percent of Total Investments	(41.60%)
C000142474 [Member] | Money Market Funds Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000142474 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.50%
C000142474 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000142474 [Member] | Common Stocks Sold Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	(28.90%)
C000142474 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.50%	[3]
C000142474 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000165609 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000165609 [Member] | iShares MSCI China ETF [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000165609 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000165609 [Member] | MediaTek Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000165609 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000165609 [Member] | Industrial And Commercial Bank of China Ltd Class H [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000165609 [Member] | ICICI Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000165609 [Member] | Haidilao International Holding Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000165609 [Member] | Kasikornbank PCL NVDR [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000165609 [Member] | Kasikornbank PCL [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000165609 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000165609 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000165609 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.80%
C000165609 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000165609 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
C000165609 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000165609 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000165609 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000165609 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.50%
C000165609 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%

[1]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
[2]	The ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the credit worthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
[3]	Includes variation margin on futures contracts.